Stock Option Additional Disclosures (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Stock Options [Abstract]
Expected Stock Price Volatility	32.00%		31.00%	22.00%
Risk Free Interest Rate	2.00%		2.20%	2.40%
Expected Life of Options (years)	4.1		3.8	4.4
Expected Annual Dividend per Share	0.00%		0.00%	0.00%
Weighted Average Grant Date Fair Value	$ 14.12		$ 10.41	$ 12.70
Intrinsic Value of Options Exercised	$ 48.1		$ 20.7	$ 95.4
Options Outstanding Roll Forward
Beginning Balance	19.9		16.1	15.3
Granted	4.3		7.3	4.4
Exercised	(2.4)		(1.7)	(3.2)
Canceled / Expired	(0.8)		(1.8)	(0.4)
Ending Balance	21.0		19.9	16.1
Options Additional Disclosures [Abstract]
Weighted Average Exercise Price - Options Outstanding, Beginning of Year	$ 39.39		$ 40.72	$ 33.99
Weighted Average Exercise Price - Options Granted	$ 49.61		$ 37.45	$ 55.23
Weighted Average Exercise Price - Options Exercised	$ 31.96		$ 31.77	$ 26.95
Weighted Average Exercise Price - Options Canceled / Expired	$ 44.55		$ 50.43	$ 48.47
Weighted Average Exercise Price - Options Outstanding, End of Year	$ 42.15		$ 39.39	$ 40.72
Weighted Average Remaining Contractual Term (in years) - Options Outstanding	4.5
Options Vested and Unvested Expected To Vest	20.4
Weighted Average Exercise Price - Options Vested and Unvested Expected To Vest	$ 42.03
Weighted Average Remaining Contractual Term (in years) - Options Vested and Unvested Expected To Vest	4.4
Aggregate Intrinsic Value - Options Vested and Unvested Expected To Vest	273.6	[1]
Options Exercisable	10.8
Weighted Average Exercise Price - Options Exercisable	$ 39.73
Weighted Average Remaining Contractual Term (in years) - Options Exercisable	3.3
Aggregate Intrinsic Value - Options Exercisable	$ 169.8	[1]
Common Stock Market Value Per Share	$ 55.36

[1]	Market price per share on December 31, 2010 was $55.36. The intrinsic value is zero for options with exercise prices above the market price.